Premises and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Premises and Equipment
Note 4.	Premises and Equipment

Premises and equipment consist of the following at December 31:

	2010	2009

Furniture and office equipment	$294	$270
Computer system	221	17
Leasehold improvements	25	25

	540	312
Less accumulated depreciation and amortization	(140)	(65)

	$400	$247

Depreciation and amortization expense for the years ended December 31, 2010 and 2009 amounted to $75 thousand and $48 thousand, respectively.